Acquisitions and Other Agreements - Additional Information 2 (Detail) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Ascent [Member]	Jan. 24, 2012 Ascent [Member] USD ($)	Jan. 24, 2012 Ascent [Member] AUD	Dec. 31, 2012 Ascent [Member] General and Administrative [Member] USD ($)	Jan. 24, 2012 Ascent [Member] Minimum [Member]	Jan. 24, 2012 Ascent [Member] Maximum [Member]	May 25, 2011 Specifar [Member] USD ($)	May 25, 2011 Specifar [Member] EUR (€)	Jun. 30, 2011 Specifar [Member] USD ($)	Dec. 31, 2013 Specifar [Member] USD ($)	Dec. 31, 2012 Specifar [Member] USD ($)	Dec. 31, 2011 Specifar [Member] USD ($)	May 25, 2011 Specifar [Member] Paomar P L C [Member]	Dec. 31, 2012 Specifar [Member] Esomeprazole Product Rights [Member] USD ($)	Dec. 31, 2012 Specifar [Member] IPR&D [Member] USD ($)
Business Acquisition [Line Items]
Business acquisition date				Jan. 24, 2012									May 25, 2011
Business acquisition, purchase price, including working capital adjustments					$ 392.6	376.6				$ 559.5
Estimated weighted average useful life	10 years 9 months 18 days			9 years									7 years
Discount rate used to present value product right intangible assets								7.50%	10.00%
Acquisition-Related Expenses			6.5				5.0
Business acquisition, purchase price										561.7	400.0
Working capital adjustment										2.2	1.5
Percentage of shares held in subsidiary										100.00%	100.00%					100.00%
Contingent consideration obligation											40.0
Payment of long-term debt assumed in acquisition	3,229.5	679.7	428.8									28.8
Impairment loss related to a manufacturing facility														40.3
Step-up in the value of inventories															10.0
Discount rate used to present value of IPR&D projects										17.00%	17.00%
Impairment charge													13.9	117.8			16.8	101.0
Fair value of contingent consideration										35.5
Fair value adjustments														$ 27.5